Financial risk management and fair values - Interest Rate Risk - Sensitivity analysis (Details) - Interest rate risk - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%	1.00%	1.00%
Percentage of reasonably possible decrease in risk assumption	(1.00%)	(1.00%)	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ (24,363,000)		¥ (42,401,000)	¥ (37,397,000)
Decrease in current year losses due to reasonably possible increase in designated risk component	24,363,000		42,401,000	37,397,000
Increase in current year losses due to reasonably possible decrease in designated risk component	(24,363,000)	¥ (47,805,000)	(42,401,000)	(37,397,000)
Decrease in current year losses due to reasonably possible decrease in designated risk component		(47,805,000)		37,397,000
Increase in accumulated losses due to reasonably possible increase in designated risk component	(24,363,000)	(47,805,000)	(42,401,000)	(37,397,000)
Decrease in accumulated losses due to reasonably possible increase in designated risk component	24,363,000			37,397,000
Increase in accumulated losses due to reasonably possible decrease in designated risk component				(37,397,000)
Decrease in accumulated losses due to reasonably possible decrease in designated risk component	¥ 24,363,000	¥ 47,805,000	¥ (42,401,000)	¥ 37,397,000